Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.1%
		Communication Services: 10.3%
196,987		Activision Blizzard, Inc.	$10,424,552	0.2
76,926	(1)	Alphabet, Inc. - Class A	93,937,416	1.5
77,608	(1)	Alphabet, Inc. - Class C	94,604,152	1.5
1,876,576		AT&T, Inc.	71,009,636	1.1
84,040		CBS Corp. - Class B	3,392,695	0.1
252,117	(2)	CenturyLink, Inc.	3,146,420	0.1
41,522	(1)	Charter Communications, Inc.	17,112,047	0.3
1,164,813		Comcast Corp. – Class A	52,509,770	0.8
40,410	(1),(2)	Discovery Communications, Inc. - Class A	1,076,118	0.0
89,105	(1)	Discovery Communications, Inc. - Class C	2,193,765	0.0
61,695	(1)	Dish Network Corp. - Class A	2,101,949	0.0
75,944	(1)	Electronic Arts, Inc.	7,428,842	0.1
617,835	(1)	Facebook, Inc. - Class A	110,024,057	1.7
90,715		Fox Corp. - Class A	2,860,697	0.1
41,566		Fox Corp. - Class B	1,310,992	0.0
99,084		Interpublic Group of Cos., Inc.	2,136,251	0.0
112,444	(1)	Netflix, Inc.	30,092,263	0.5
98,698		News Corp - Class A	1,373,876	0.0
31,686		News Corp - Class B	452,951	0.0
56,364	(2)	Omnicom Group	4,413,301	0.1
28,811	(1)	Take-Two Interactive Software, Inc.	3,611,171	0.1
80,921	(1)	T-Mobile US, Inc.	6,374,147	0.1
26,498	(1),(2)	TripAdvisor, Inc.	1,024,943	0.0
198,526	(1)	Twitter, Inc.	8,179,271	0.1
1,062,203		Verizon Communications, Inc.	64,114,573	1.0
90,534		Viacom, Inc. - Class B	2,175,532	0.0
462,628		Walt Disney Co.	60,289,681	0.9
			657,371,068	10.3

		Consumer Discretionary: 10.0%
18,365	(2)	Advance Auto Parts, Inc.	3,037,571	0.1
106,711	(1)	Amazon.com, Inc.	185,240,692	2.9
66,007		Aptiv PLC	5,770,332	0.1
6,280	(1)	Autozone, Inc.	6,811,414	0.1
59,477		Best Buy Co., Inc.	4,103,318	0.1
10,918	(1)	Booking Holdings, Inc.	21,427,776	0.3
53,061		BorgWarner, Inc.	1,946,278	0.0
38,641	(1)	Capri Holdings Ltd.	1,281,336	0.0
42,546	(1),(2)	Carmax, Inc.	3,744,048	0.1
102,506		Carnival Corp.	4,480,537	0.1
6,550	(1)	Chipotle Mexican Grill, Inc.	5,505,079	0.1
31,482		Darden Restaurants, Inc.	3,721,802	0.1
66,132		Dollar General Corp.	10,511,020	0.2
60,821	(1)	Dollar Tree, Inc.	6,943,325	0.1
86,937		D.R. Horton, Inc.	4,582,449	0.1
202,486		eBay, Inc.	7,892,904	0.1
35,915	(2)	Expedia Group, Inc.	4,827,335	0.1
1,003,202		Ford Motor Co.	9,189,330	0.1
54,187	(2)	Gap, Inc.	940,686	0.0
37,105		Garmin Ltd.	3,142,422	0.1
322,668		General Motors Co.	12,093,597	0.2
37,393		Genuine Parts Co.	3,723,969	0.1
52,044	(2)	H&R Block, Inc.	1,229,279	0.0
92,538	(2)	Hanesbrands, Inc.	1,417,682	0.0
40,723	(2)	Harley-Davidson, Inc.	1,464,806	0.0
30,142		Hasbro, Inc.	3,577,554	0.1
73,670		Hilton Worldwide Holdings, Inc.	6,859,414	0.1
281,256		Home Depot, Inc.	65,257,017	1.0
41,479	(2)	Kohl's Corp.	2,059,847	0.0
58,718		L Brands, Inc.	1,150,286	0.0
33,605	(2)	Leggett & Platt, Inc.	1,375,789	0.0
73,071		Lennar Corp. - Class A	4,081,015	0.1
80,384	(1)	LKQ Corp.	2,528,077	0.0
198,213		Lowe's Cos, Inc.	21,795,502	0.3
79,072	(2)	Macy's, Inc.	1,228,779	0.0
70,206		Marriott International, Inc.	8,731,520	0.1
195,040		McDonald's Corp.	41,877,038	0.7
133,912		MGM Resorts International	3,712,041	0.1
15,759	(1)	Mohawk Industries, Inc.	1,955,219	0.0
99,650	(2)	Newell Brands, Inc.	1,865,448	0.0
321,727		Nike, Inc.	30,216,600	0.5
26,922	(2)	Nordstrom, Inc.	906,464	0.0
55,142	(1)	Norwegian Cruise Line Holdings Ltd.	2,854,701	0.1
882	(1)	NVR, Inc.	3,278,703	0.1
19,650	(1)	O'Reilly Automotive, Inc.	7,830,722	0.1
65,272		Pulte Group, Inc.	2,385,692	0.0
19,178		PVH Corp.	1,692,075	0.0
13,361		Ralph Lauren Corp.	1,275,575	0.0
94,066		Ross Stores, Inc.	10,333,150	0.2
44,010		Royal Caribbean Cruises Ltd.	4,767,603	0.1
307,412		Starbucks Corp.	27,181,369	0.4
74,276		Tapestry, Inc.	1,934,890	0.0
131,160		Target Corp.	14,022,316	0.2
27,662	(2)	Tiffany & Co.	2,562,331	0.0
310,448		TJX Cos., Inc.	17,304,372	0.3
30,885		Tractor Supply Co.	2,793,239	0.1
15,114	(1)	Ulta Beauty, Inc.	3,788,324	0.1
48,133	(1)	Under Armour, Inc. - Class A	959,772	0.0
49,733	(1),(2)	Under Armour, Inc. - Class C	901,659	0.0
83,853		VF Corp.	7,462,078	0.1
16,215		Whirlpool Corp.	2,567,807	0.0
24,806		Wynn Resorts Ltd.	2,696,908	0.0
78,331		Yum! Brands, Inc.	8,885,085	0.1
			641,684,968	10.0

		Consumer Staples: 7.5%
478,963		Altria Group, Inc.	19,589,587	0.3
143,405		Archer-Daniels-Midland Co.	5,889,643	0.1
46,745	(2)	Brown-Forman Corp. - Class B	2,934,651	0.0
43,311	(2)	Campbell Soup Co.	2,032,152	0.0
63,033		Church & Dwight Co., Inc.	4,742,603	0.1
32,607		Clorox Co.	4,952,025	0.1
988,348		Coca-Cola Co.	53,805,665	0.8
220,352		Colgate-Palmolive Co.	16,198,076	0.3

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
124,396		Conagra Brands, Inc.	$3,816,469	0.1
42,806		Constellation Brands, Inc.	8,872,828	0.1
112,946		Costco Wholesale Corp.	32,540,872	0.5
76,944	(2)	Coty, Inc - Class A	808,681	0.0
56,813		Estee Lauder Cos., Inc.	11,302,946	0.2
154,988		General Mills, Inc.	8,542,939	0.1
38,257		Hershey Co.	5,929,452	0.1
71,309	(2)	Hormel Foods Corp.	3,118,343	0.0
29,120	(2)	JM Smucker Co.	3,203,782	0.0
63,633		Kellogg Co.	4,094,784	0.1
88,397		Kimberly-Clark Corp.	12,556,794	0.2
159,278		Kraft Heinz Co.	4,449,431	0.1
206,514		Kroger Co.	5,323,931	0.1
37,447		Lamb Weston Holdings, Inc.	2,723,146	0.0
31,602	(2)	McCormick & Co., Inc.	4,939,393	0.1
48,074	(2)	Molson Coors Brewing Co.	2,764,255	0.0
370,372		Mondelez International, Inc.	20,488,979	0.3
100,194	(1)	Monster Beverage Corp.	5,817,264	0.1
358,872		PepsiCo, Inc.	49,201,351	0.8
399,569		Philip Morris International, Inc.	30,339,274	0.5
642,724		Procter & Gamble Co.	79,942,011	1.2
131,794		Sysco Corp.	10,464,444	0.2
75,471		Tyson Foods, Inc.	6,501,072	0.1
194,833		Walgreens Boots Alliance, Inc.	10,776,213	0.2
365,233		Walmart, Inc.	43,345,852	0.7
			482,008,908	7.5

		Energy: 4.5%
96,237	(2)	Apache Corp.	2,463,667	0.0
166,689	(2)	Baker Hughes a GE Co.	3,867,185	0.1
108,363		Cabot Oil & Gas Corp.	1,903,938	0.0
487,665		Chevron Corp.	57,837,069	0.9
25,967		Cimarex Energy Co.	1,244,858	0.0
51,353		Concho Resources, Inc./Midland TX	3,486,869	0.1
285,106		ConocoPhillips	16,245,340	0.3
103,806		Devon Energy Corp.	2,497,572	0.0
41,873		Diamondback Energy, Inc.	3,764,802	0.1
149,047		EOG Resources, Inc.	11,062,268	0.2
1,086,628		Exxon Mobil Corp.	76,726,803	1.2
224,956		Halliburton Co.	4,240,421	0.1
28,291		Helmerich & Payne, Inc.	1,133,620	0.0
66,467		Hess Corp.	4,019,924	0.1
38,885		HollyFrontier Corp.	2,085,792	0.0
498,394		Kinder Morgan, Inc.	10,271,900	0.2
209,390		Marathon Oil Corp.	2,569,215	0.0
169,633		Marathon Petroleum Corp.	10,305,205	0.2
98,797		National Oilwell Varco, Inc.	2,094,496	0.0
122,429	(2)	Noble Energy, Inc.	2,749,755	0.0
229,211		Occidental Petroleum Corp.	10,193,013	0.2
105,667		Oneok, Inc.	7,786,601	0.1
115,194		Phillips 66	11,795,866	0.2
43,117		Pioneer Natural Resources Co.	5,422,825	0.1
355,182		Schlumberger Ltd.	12,136,569	0.2
107,824		TechnipFMC PLC	2,602,871	0.0
106,815		Valero Energy Corp.	9,104,911	0.1
310,218		Williams Cos., Inc.	7,463,845	0.1
			287,077,200	4.5

		Financials: 12.8%
13,107		Affiliated Managers Group, Inc.	1,092,468	0.0
190,843		Aflac, Inc.	9,984,906	0.2
84,543		Allstate Corp.	9,188,133	0.1
174,722		American Express Co.	20,666,118	0.3
223,409		American International Group, Inc.	12,443,881	0.2
33,610		Ameriprise Financial, Inc.	4,944,031	0.1
60,569		Aon PLC	11,724,341	0.2
47,425		Arthur J. Gallagher & Co.	4,247,857	0.1
15,738		Assurant, Inc.	1,980,155	0.0
2,151,494		Bank of America Corp.	62,759,080	1.0
220,305		Bank of New York Mellon Corp.	9,959,989	0.2
196,079	(2)	BB&T Corp.	10,464,736	0.2
503,584	(1)	Berkshire Hathaway, Inc. – Class B	104,755,544	1.6
30,170		BlackRock, Inc.	13,444,959	0.2
120,790		Capital One Financial Corp.	10,989,474	0.2
28,598		Cboe Global Markets, Inc.	3,286,196	0.1
298,781		Charles Schwab Corp.	12,498,009	0.2
117,217		Chubb Ltd.	18,923,513	0.3
38,838		Cincinnati Financial Corp.	4,531,230	0.1
580,168		Citigroup, Inc.	40,078,005	0.6
114,820		Citizens Financial Group, Inc.	4,061,183	0.1
91,965		CME Group, Inc.	19,435,883	0.3
38,359		Comerica, Inc.	2,531,310	0.0
81,730		Discover Financial Services	6,627,486	0.1
62,637		E*Trade Financial Corp.	2,736,611	0.0
10,428		Everest Re Group Ltd.	2,774,787	0.0
187,603		Fifth Third Bancorp	5,136,570	0.1
43,203	(2)	First Republic Bank	4,177,730	0.1
72,437	(2)	Franklin Resources, Inc.	2,090,532	0.0
25,894		Globe Life, Inc.	2,479,609	0.0
83,109		Goldman Sachs Group, Inc.	17,222,678	0.3
92,545		Hartford Financial Services Group, Inc.	5,609,152	0.1
267,893		Huntington Bancshares, Inc.	3,822,833	0.1
144,352		Intercontinental Exchange, Inc.	13,319,359	0.2
102,551	(2)	Invesco Ltd.	1,737,214	0.0
821,175		JPMorgan Chase & Co.	96,644,086	1.5
258,126		Keycorp	4,604,968	0.1
51,801		Lincoln National Corp.	3,124,636	0.0
66,785		Loews Corp.	3,438,092	0.1
34,328		M&T Bank Corp.	5,422,794	0.1
9,651		MarketAxess Holdings, Inc.	3,160,703	0.0
130,030		Marsh & McLennan Cos., Inc.	13,009,502	0.2

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
204,423		Metlife, Inc.	$9,640,589	0.2
41,788		Moody's Corp.	8,559,436	0.1
322,591		Morgan Stanley	13,764,958	0.2
21,678		MSCI, Inc. - Class A	4,720,385	0.1
29,695		Nasdaq, Inc.	2,950,198	0.0
55,726		Northern Trust Corp.	5,200,350	0.1
100,962		People's United Financial, Inc.	1,578,541	0.0
114,350		PNC Financial Services Group, Inc.	16,027,296	0.3
66,318		Principal Financial Group, Inc.	3,789,411	0.1
150,149		Progressive Corp.	11,599,010	0.2
103,938		Prudential Financial, Inc.	9,349,223	0.1
32,349		Raymond James Financial, Inc.	2,667,499	0.0
259,390		Regions Financial Corp.	4,103,550	0.1
63,255		S&P Global, Inc.	15,496,210	0.2
95,532		State Street Corp.	5,654,539	0.1
113,621		SunTrust Banks, Inc.	7,817,125	0.1
13,395	(1)	SVB Financial Group	2,798,885	0.0
156,753		Synchrony Financial	5,343,710	0.1
60,539		T. Rowe Price Group, Inc.	6,916,581	0.1
67,050		Travelers Cos, Inc.	9,969,665	0.2
54,242		Unum Group	1,612,072	0.0
368,279		US Bancorp	20,380,560	0.3
1,029,730		Wells Fargo & Co.	51,939,581	0.8
33,085		Willis Towers Watson PLC	6,384,412	0.1
46,737		Zions Bancorp NA	2,080,731	0.0
			821,474,860	12.8

		Health Care: 13.5%
453,901		Abbott Laboratories	37,977,897	0.6
379,703		AbbVie, Inc.	28,751,111	0.4
11,552	(1)	Abiomed, Inc.	2,054,985	0.0
79,477		Agilent Technologies, Inc.	6,090,323	0.1
57,406	(1)	Alexion Pharmaceuticals, Inc.	5,622,344	0.1
18,638	(1)	Align Technology, Inc.	3,371,987	0.1
84,245		Allergan plc	14,177,591	0.2
39,057		AmerisourceBergen Corp.	3,215,563	0.0
154,015		Amgen, Inc.	29,803,443	0.5
65,843		Anthem, Inc.	15,808,904	0.2
131,120		Baxter International, Inc.	11,469,066	0.2
69,329		Becton Dickinson & Co.	17,537,464	0.3
47,369	(1)	Biogen, Inc.	11,028,451	0.2
357,742	(1)	Boston Scientific Corp.	14,556,522	0.2
420,096		Bristol-Myers Squibb Co.	21,303,068	0.3
76,305		Cardinal Health, Inc.	3,600,833	0.1
182,018	(1)	Celgene Corp.	18,074,387	0.3
105,824	(1)	Centene Corp.	4,577,946	0.1
81,770		Cerner Corp.	5,574,261	0.1
97,143		Cigna Corp.	14,745,336	0.2
12,669		Cooper Cos., Inc.	3,762,693	0.1
333,992		CVS Health Corp.	21,064,875	0.3
163,968		Danaher Corp.	23,681,898	0.4
24,868	(1)	DaVita, Inc.	1,419,217	0.0
57,574		Dentsply Sirona, Inc.	3,069,270	0.0
53,377	(1)	Edwards Lifesciences Corp.	11,738,136	0.2
218,189		Eli Lilly & Co.	24,400,076	0.4
325,523		Gilead Sciences, Inc.	20,631,648	0.3
68,353		HCA Healthcare, Inc.	8,231,068	0.1
38,164	(1),(2)	Henry Schein, Inc.	2,423,414	0.0
68,622	(1)	Hologic, Inc.	3,464,725	0.1
34,570		Humana, Inc.	8,838,512	0.1
22,018	(1)	Idexx Laboratories, Inc.	5,987,355	0.1
37,633	(1)	Illumina, Inc.	11,448,711	0.2
45,565	(1)	Incyte Corp., Ltd.	3,382,290	0.1
29,555	(1)	Intuitive Surgical, Inc.	15,957,631	0.2
46,788	(1)	IQVIA Holdings, Inc.	6,989,191	0.1
677,788		Johnson & Johnson	87,692,211	1.4
25,216	(1)	Laboratory Corp. of America Holdings	4,236,288	0.1
47,487		McKesson Corp.	6,489,573	0.1
344,566		Medtronic PLC	37,426,759	0.6
657,553		Merck & Co., Inc.	55,352,812	0.9
6,350	(1)	Mettler Toledo International, Inc.	4,472,940	0.1
131,960	(1)	Mylan NV	2,610,169	0.0
44,623	(1),(2)	Nektar Therapeutics	812,808	0.0
28,395		PerkinElmer, Inc.	2,418,402	0.0
34,942	(2)	Perrigo Co. PLC	1,952,908	0.0
1,421,285		Pfizer, Inc.	51,066,770	0.8
34,401		Quest Diagnostics, Inc.	3,681,939	0.1
20,522	(1)	Regeneron Pharmaceuticals, Inc.	5,692,803	0.1
36,709		Resmed, Inc.	4,959,753	0.1
82,406		Stryker Corp.	17,824,418	0.3
11,816		Teleflex, Inc.	4,014,486	0.1
102,850		Thermo Fisher Scientific, Inc.	29,957,120	0.5
243,292		UnitedHealth Group, Inc.	52,872,217	0.8
21,218		Universal Health Services, Inc.	3,156,178	0.0
23,283	(1)	Varian Medical Systems, Inc.	2,772,772	0.0
66,011	(1)	Vertex Pharmaceuticals, Inc.	11,183,584	0.2
17,145	(1),(2)	Waters Corp.	3,827,278	0.1
12,880	(1)	WellCare Health Plans, Inc.	3,338,110	0.0
52,729		Zimmer Biomet Holdings, Inc.	7,238,110	0.1
122,538		Zoetis, Inc.	15,267,009	0.2
			866,149,609	13.5

		Industrials: 9.3%
147,568		3M Co.	24,260,179	0.4
31,618		Alaska Air Group, Inc.	2,052,324	0.0
24,051		Allegion Public Ltd.	2,492,886	0.0
101,353	(2)	American Airlines Group, Inc.	2,733,490	0.0
58,328		Ametek, Inc.	5,355,677	0.1
36,132		AO Smith Corp.	1,723,858	0.0
99,483		Arconic, Inc.	2,586,558	0.0
137,289		Boeing Co.	52,234,346	0.8
144,484		Caterpillar, Inc.	18,249,774	0.3
34,961	(2)	CH Robinson Worldwide, Inc.	2,963,994	0.1
21,320		Cintas Corp.	5,715,892	0.1
51,615	(1)	Copart, Inc.	4,146,233	0.1
204,987	(2)	CSX Corp.	14,199,449	0.2
40,522		Cummins, Inc.	6,591,714	0.1

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
81,152		Deere & Co.	$13,688,719	0.2
148,616		Delta Air Lines, Inc.	8,560,282	0.1
37,205		Dover Corp.	3,704,130	0.1
108,315		Eaton Corp. PLC	9,006,392	0.1
157,970		Emerson Electric Co.	10,561,874	0.2
30,931		Equifax, Inc.	4,351,064	0.1
44,032		Expeditors International Washington, Inc.	3,271,137	0.1
146,515	(2)	Fastenal Co.	4,786,645	0.1
61,636		FedEx Corp.	8,972,353	0.1
33,572	(2)	Flowserve Corp.	1,568,148	0.0
75,492		Fortive Corp.	5,175,732	0.1
35,810		Fortune Brands Home & Security, Inc.	1,958,807	0.0
60,086		General Dynamics Corp.	10,979,515	0.2
2,241,278		General Electric Co.	20,037,025	0.3
184,783		Honeywell International, Inc.	31,265,284	0.5
10,637		Huntington Ingalls Industries, Inc.	2,252,810	0.0
19,381		IDEX Corp.	3,176,158	0.1
103,010	(1)	IHS Markit Ltd.	6,889,309	0.1
75,599		Illinois Tool Works, Inc.	11,830,488	0.2
61,737		Ingersoll-Rand PLC - Class A	7,606,616	0.1
34,798		Jacobs Engineering Group, Inc.	3,184,017	0.1
22,270	(2)	JB Hunt Transport Services, Inc.	2,464,176	0.0
203,723		Johnson Controls International plc	8,941,402	0.1
25,751		Kansas City Southern	3,425,141	0.1
57,343		L3Harris Technologies, Inc.	11,964,044	0.2
63,822		Lockheed Martin Corp.	24,894,409	0.4
75,150		Masco Corp.	3,132,252	0.1
91,008		Nielsen Holdings PLC	1,933,920	0.0
67,648		Norfolk Southern Corp.	12,153,640	0.2
40,412		Northrop Grumman Corp.	15,146,013	0.2
88,691		Paccar, Inc.	6,209,257	0.1
32,841		Parker Hannifin Corp.	5,931,413	0.1
43,158		Pentair PLC	1,631,372	0.0
36,373		Quanta Services, Inc.	1,374,899	0.0
71,523		Raytheon Co.	14,032,097	0.2
54,367		Republic Services, Inc.	4,705,464	0.1
30,330		Robert Half International, Inc.	1,688,168	0.0
30,301		Rockwell Automation, Inc.	4,993,605	0.1
37,732	(2)	Rollins, Inc.	1,285,529	0.0
26,710		Roper Technologies, Inc.	9,524,786	0.2
14,184	(2)	Snap-On, Inc.	2,220,363	0.0
125,124		Southwest Airlines Co.	6,757,947	0.1
38,793		Stanley Black & Decker, Inc.	5,602,097	0.1
59,588		Textron, Inc.	2,917,428	0.0
12,748		TransDigm Group, Inc.	6,637,501	0.1
181,209		Union Pacific Corp.	29,352,234	0.5
56,584	(1)	United Airlines Holdings, Inc.	5,002,591	0.1
179,346		United Parcel Service, Inc. - Class B	21,489,238	0.3
20,128	(1)	United Rentals, Inc.	2,508,754	0.0
208,317		United Technologies Corp.	28,439,437	0.4
41,899		Verisk Analytics, Inc.	6,625,908	0.1
46,606	(2)	Wabtec Corp.	3,349,107	0.1
100,023		Waste Management, Inc.	11,502,645	0.2
11,497		WW Grainger, Inc.	3,416,334	0.1
46,064		Xylem, Inc.	3,667,616	0.1
			593,053,666	9.3

		Information Technology: 21.7%
163,630		Accenture PLC	31,474,231	0.5
124,670	(1)	Adobe, Inc.	34,440,088	0.5
278,789	(1),(2)	Advanced Micro Devices, Inc.	8,082,093	0.1
42,010	(1)	Akamai Technologies, Inc.	3,838,874	0.1
10,521		Alliance Data Systems Corp.	1,348,056	0.0
76,477		Amphenol Corp.	7,380,031	0.1
94,660		Analog Devices, Inc.	10,576,362	0.2
21,486	(1)	ANSYS, Inc.	4,756,141	0.1
1,090,975		Apple, Inc.	244,345,671	3.8
237,238		Applied Materials, Inc.	11,838,176	0.2
13,975	(1)	Arista Networks, Inc.	3,338,907	0.1
56,224	(1)	Autodesk, Inc.	8,304,285	0.1
111,420		Automatic Data Processing, Inc.	17,985,416	0.3
102,233		Broadcom, Inc.	28,223,464	0.4
29,732		Broadridge Financial Solutions, Inc. ADR	3,699,553	0.1
71,945	(1)	Cadence Design Systems, Inc.	4,754,126	0.1
37,166		CDW Corp.	4,580,338	0.1
1,090,271		Cisco Systems, Inc.	53,870,290	0.8
32,018		Citrix Systems, Inc.	3,090,377	0.0
141,839		Cognizant Technology Solutions Corp.	8,547,927	0.1
200,900	(2)	Corning, Inc.	5,729,668	0.1
68,678		DXC Technology Co.	2,026,001	0.0
15,282	(1)	F5 Networks, Inc.	2,145,898	0.0
157,544		Fidelity National Information Services, Inc.	20,915,541	0.3
146,596	(1)	Fiserv, Inc.	15,185,880	0.2
22,232	(1)	FleetCor Technologies, Inc.	6,375,693	0.1
34,668		Flir Systems, Inc.	1,823,190	0.0
37,158	(1)	Fortinet, Inc.	2,852,248	0.0
23,063	(1)	Gartner, Inc.	3,297,778	0.1
77,056		Global Payments, Inc.	12,251,904	0.2
335,303		Hewlett Packard Enterprise Co.	5,086,547	0.1
380,584		HP, Inc.	7,200,649	0.1
1,137,708		Intel Corp.	58,626,093	0.9
227,510		International Business Machines Corp.	33,084,504	0.5
66,792		Intuit, Inc.	17,762,664	0.3
9,115	(1),(2)	IPG Photonics Corp.	1,235,994	0.0
19,765		Jack Henry & Associates, Inc.	2,885,097	0.0
88,149		Juniper Networks, Inc.	2,181,688	0.0
48,173	(1)	Keysight Technologies, Inc.	4,684,824	0.1
40,900		KLA Corp.	6,521,505	0.1

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
37,119		Lam Research Corp.	$8,578,572	0.1
34,717		Leidos Holdings, Inc.	2,981,496	0.0
229,280		Mastercard, Inc. - Class A	62,265,570	1.0
69,742		Maxim Integrated Products	4,038,759	0.1
60,910	(2)	Microchip Technology, Inc.	5,659,148	0.1
283,316	(1)	Micron Technology, Inc.	12,140,091	0.2
1,960,918		Microsoft Corp.	272,626,430	4.3
42,518		Motorola Solutions, Inc.	7,245,492	0.1
61,101		NetApp, Inc.	3,208,414	0.1
156,403		Nvidia Corp.	27,225,070	0.4
565,423		Oracle Corp.	31,115,228	0.5
81,885		Paychex, Inc.	6,777,621	0.1
302,192	(1)	PayPal Holdings, Inc.	31,304,069	0.5
30,503	(1)	Qorvo, Inc.	2,261,492	0.0
312,204		Qualcomm, Inc.	23,814,921	0.4
225,230	(1)	Salesforce.com, Inc.	33,433,141	0.5
60,803		Seagate Technology	3,270,593	0.1
44,210		Skyworks Solutions, Inc.	3,503,643	0.1
146,025		Symantec Corp.	3,450,571	0.1
38,375	(1)	Synopsys, Inc.	5,266,969	0.1
86,239		TE Connectivity Ltd.	8,035,750	0.1
240,185		Texas Instruments, Inc.	31,041,509	0.5
26,850	(1)	VeriSign, Inc.	5,064,716	0.1
443,519		Visa, Inc. - Class A	76,289,703	1.2
76,019	(2)	Western Digital Corp.	4,533,773	0.1
110,263	(2)	Western Union Co.	2,554,794	0.0
50,030		Xerox Holdings Corp.	1,496,397	0.0
65,005		Xilinx, Inc.	6,233,980	0.1
			1,391,765,684	21.7

		Materials: 2.7%
56,591		Air Products & Chemicals, Inc.	12,555,279	0.2
27,125	(2)	Albemarle Corp.	1,885,730	0.0
415,516	(2)	Amcor PLC	4,051,281	0.1
21,611		Avery Dennison Corp.	2,454,361	0.0
85,696		Ball Corp.	6,239,526	0.1
31,779		Celanese Corp. - Series A	3,886,254	0.1
56,597		CF Industries Holdings, Inc.	2,784,572	0.0
191,700		Corteva, Inc.	5,367,600	0.1
191,702		Dow, Inc.	9,134,600	0.1
191,695		DowDuPont, Inc.	13,669,770	0.2
35,477		Eastman Chemical Co.	2,619,267	0.0
64,293		Ecolab, Inc.	12,732,586	0.2
33,705		FMC Corp.	2,955,254	0.1
371,368		Freeport-McMoRan, Inc.	3,553,992	0.1
27,422	(2)	International Flavors & Fragrances, Inc.	3,364,405	0.1
101,719		International Paper Co.	4,253,889	0.1
138,950	(1)	Linde Public Ltd.	26,917,394	0.4
66,295		LyondellBasell Industries NV - Class A	5,931,414	0.1
15,995		Martin Marietta Materials, Inc.	4,384,229	0.1
90,862		Mosaic Co.	1,862,671	0.0
209,829		Newmont Goldcorp Corp.	7,956,716	0.1
78,026		Nucor Corp.	3,972,304	0.1
24,191		Packaging Corp. of America	2,566,665	0.0
60,443		PPG Industries, Inc.	7,163,100	0.1
39,861		Sealed Air Corp.	1,654,630	0.0
21,087		Sherwin-Williams Co.	11,595,109	0.2
33,816		Vulcan Materials Co.	5,114,332	0.1
65,804		WestRock Co.	2,398,556	0.0
			173,025,486	2.7

		Real Estate: 3.2%
28,912	(2)	Alexandria Real Estate Equities, Inc.	4,453,604	0.1
113,690		American Tower Corp.	25,140,270	0.4
38,101		Apartment Investment & Management Co.	1,986,586	0.0
35,688		AvalonBay Communities, Inc.	7,684,697	0.1
36,917		Boston Properties, Inc.	4,786,658	0.1
86,377	(1)	CBRE Group, Inc.	4,578,845	0.1
106,774		Crown Castle International Corp.	14,842,654	0.2
53,321	(2)	Digital Realty Trust, Inc.	6,921,599	0.1
92,015		Duke Realty Corp.	3,125,749	0.1
21,783		Equinix, Inc.	12,564,434	0.2
89,528		Equity Residential	7,722,685	0.1
16,824		Essex Property Trust, Inc.	5,495,560	0.1
33,006		Extra Space Storage, Inc.	3,855,761	0.1
17,902		Federal Realty Investment Trust	2,437,178	0.0
126,126		HCP, Inc.	4,493,869	0.1
189,672		Host Hotels & Resorts, Inc.	3,279,429	0.1
73,443	(2)	Iron Mountain, Inc.	2,378,819	0.0
108,044	(2)	Kimco Realty Corp.	2,255,959	0.0
27,325	(2)	Macerich Co.	863,197	0.0
29,183		Mid-America Apartment Communities, Inc.	3,794,082	0.1
162,086		ProLogis, Inc.	13,812,969	0.2
38,423		Public Storage, Inc.	9,424,009	0.2
81,727		Realty Income Corp.	6,266,826	0.1
42,780		Regency Centers Corp.	2,972,782	0.0
28,993		SBA Communications Corp.	6,991,662	0.1
79,102		Simon Property Group, Inc.	12,312,226	0.2
21,588		SL Green Realty Corp.	1,764,819	0.0
75,207		UDR, Inc.	3,646,035	0.1
95,687		Ventas, Inc.	6,988,022	0.1
40,674		Vornado Realty Trust	2,589,714	0.0
103,667		Welltower, Inc.	9,397,414	0.1
190,668		Weyerhaeuser Co.	5,281,504	0.1
			204,109,617	3.2

		Utilities: 3.6%
169,917		AES Corp.	2,776,444	0.0
60,494		Alliant Energy Corp.	3,262,441	0.0
62,874		Ameren Corp.	5,033,064	0.1
126,816		American Electric Power Co., Inc.	11,881,391	0.2
46,214		American Water Works Co., Inc.	5,741,165	0.1
30,356		Atmos Energy Corp.	3,457,245	0.1
128,559		Centerpoint Energy, Inc.	3,879,911	0.1
72,642		CMS Energy Corp.	4,645,456	0.1

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: (continued)
85,301		Consolidated Edison, Inc.	$8,058,385	0.1
211,083		Dominion Energy, Inc.	17,106,166	0.3
46,903		DTE Energy Co.	6,236,223	0.1
187,119		Duke Energy Corp.	17,937,227	0.3
91,964		Edison International	6,935,925	0.1
51,063		Entergy Corp.	5,992,754	0.1
60,472		Evergy, Inc.	4,025,016	0.1
83,107		Eversource Energy	7,103,155	0.1
249,521		Exelon Corp.	12,054,359	0.2
138,679		FirstEnergy Corp.	6,688,488	0.1
125,521		NextEra Energy, Inc.	29,245,138	0.5
95,516		NiSource, Inc.	2,857,839	0.0
64,766		NRG Energy, Inc.	2,564,734	0.0
28,743		Pinnacle West Capital Corp.	2,790,083	0.0
184,769		PPL Corp.	5,818,376	0.1
129,392		Public Service Enterprise Group, Inc.	8,032,655	0.1
70,244		Sempra Energy	10,368,717	0.2
268,435		Southern Co.	16,581,230	0.3
80,753	(2)	WEC Energy Group, Inc.	7,679,610	0.1
134,668		Xcel Energy, Inc.	8,738,607	0.1
			227,491,804	3.6

	Total Common Stock
	(Cost $4,132,617,270)		6,345,212,870	99.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.9%
		Commercial Paper: 0.0%
875,000	(3)	BNP Paribas, 2.230%, 11/26/2019	872,261	0.0
600,000	(3)	DBS Group Holdings Ltd., 2.230%, 11/06/2019	598,704	0.0
850,000	(3)	Group BPCE, 2.210%, 12/03/2019	847,000	0.0
600,000	(3)	Mouvement des caisses Desjardins, 2.220%, 11/01/2019	598,879	0.0
			2,916,844	0.0

		Floating Rate Notes: 0.5%
1,000,000	(3)	Bank of America Corp., 2.130%, 11/12/2019	1,000,033	0.0
900,000	(3)	Bank of America Corp., 2.140%, 11/07/2019	900,035	0.0
400,000	(3)	Bank of America Corp., 2.310%, 11/08/2019	400,016	0.0
300,000	(3)	BNP Paribas, 2.140%, 11/14/2019	299,992	0.0
1,175,000	(3)	Commonwealth Bank of Australia, 2.180%, 01/24/2020	1,175,066	0.0
300,000	(3)	Coöperatieve Rabobank U.A., 2.180%, 11/01/2019	299,990	0.0
1,000,000	(3)	Crédit Agricole Group, 2.170%, 11/07/2019	999,949	0.0
1,200,000	(3)	DNB ASA, 2.140%, 12/06/2019	1,199,913	0.0
1,200,000	(3)	DNB ASA, 2.180%, 11/04/2019	1,199,968	0.0
1,100,000	(3)	HSBC Holdings PLC, 2.170%, 11/08/2019	1,100,001	0.0
1,625,000	(3)	HSBC Holdings PLC, 2.180%, 12/27/2019	1,625,134	0.1
1,000,000	(3)	J.P. Morgan Securities LLC, 2.140%, 11/08/2019	999,968	0.0
1,000,000	(3)	Lloyds Bank PLC, 2.160%, 11/08/2019	999,990	0.0
1,200,000	(3)	Lloyds Bank PLC, 2.160%, 11/13/2019	1,199,987	0.0
700,000	(3)	Mitsubishi UFJ Financial Group, Inc., 2.160%, 11/07/2019	699,993	0.0
1,100,000	(3)	Mitsubishi UFJ Financial Group, Inc., 2.160%, 11/18/2019	1,099,996	0.0
825,000	(3)	Mitsubishi UFJ Financial Group, Inc., 2.230%, 01/23/2020	824,925	0.0
300,000	(3)	Mizuho Financial Group Inc., 2.140%, 11/25/2019	299,997	0.0
1,200,000	(3)	Mizuho Financial Group Inc., 2.160%, 11/20/2019	1,200,001	0.0
1,100,000	(3)	Mizuho Financial Group Inc., 2.210%, 11/01/2019	1,100,004	0.0
1,100,000	(3)	National Australia Bank Ltd., 2.110%, 11/15/2019	1,099,930	0.0
1,100,000	(3)	National Bank Of Canada, 2.160%, 11/06/2019	1,099,968	0.0
1,000,000	(3)	Natixis S.A., 2.140%, 11/08/2019	999,969	0.0
1,000,000	(3)	Oversea-Chinese Banking Corp., Ltd., 2.190%, 11/01/2019	999,986	0.0
1,000,000	(3)	Skandinaviska Enskilda Banken AB, 2.140%, 11/08/2019	999,968	0.0
800,000	(3)	Skandinaviska Enskilda Banken AB, 2.140%, 11/13/2019	799,972	0.0
1,100,000	(3)	State Street Bank & Trust Co., 2.120%, 11/15/2019	1,099,930	0.0
1,700,000	(3)	Sumitomo Mitsui Trust Holdings, Inc., 2.130%, 10/25/2019	1,699,967	0.1
1,200,000	(3)	The Sumitomo Mitsui Financial Group, 2.190%, 11/05/2019	1,199,991	0.0
1,200,000	(3)	The Sumitomo Mitsui Financial Group, 2.210%, 11/01/2019	1,200,004	0.1
1,375,000	(3)	The Sumitomo Mitsui Financial Group, 2.210%, 01/22/2020	1,374,823	0.1

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Floating Rate Notes (continued)
1,450,000	(3)	Toronto-Dominion Bank, 2.140%, 12/10/2019	$1,449,926	0.1
500,000	(3)	Toyota Motor Corp., 2.350%, 01/10/2020	500,109	0.0
1,066,000	(3)	Wells Fargo & Co., 2.180%, 11/04/2019	1,065,972	0.0
792,000	(3)	Wells Fargo & Co., 2.180%, 12/03/2019	791,958	0.0
			35,007,431	0.5

		Repurchase Agreements: 1.5%
22,562,149	(3)	Bank of Nova Scotia, Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $22,563,614, collateralized by various U.S. Government Agency Obligations, 2.500%-5.000%, Market Value plus accrued interest $23,014,907, due 09/01/24-08/01/49)	22,562,149	0.4
30,671,740	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/19, 2.40%, due 10/01/19 (Repurchase Amount $30,673,757, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $31,285,175, due 10/25/19-07/15/61)	30,671,740	0.5
30,671,740	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $30,673,732, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $31,285,175, due 10/15/19-09/01/49)	30,671,740	0.5
9,164,056	(3)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/19, 2.52%, due 10/01/19 (Repurchase Amount $9,164,689, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $9,347,362, due 04/15/21-09/09/49)	9,164,056	0.1
			93,069,685	1.5

		Certificates of Deposit: 0.0%
725,000	(3)	The Norinchukin Bank, 2.210%, 12/05/2019
		(Cost $725,160)	725,160	0.0

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.9%
56,690,000	(4)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.840%
		(Cost $56,690,000)	56,690,000	0.9

	Total Short-Term Investments
	(Cost $188,409,120)		188,409,120	2.9

	Total Investments in Securities (Cost $4,321,026,390)		$6,533,621,990	102.0
	Liabilities in Excess of Other Assets		(126,473,771)	(2.0)
	Net Assets		$6,407,148,219	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2019.

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Common Stock*	$6,345,212,870	$–	$–	$6,345,212,870

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Short-Term Investments	$56,690,000	$131,719,120	$–	$188,409,120
Total Investments, at fair value	$6,401,902,870	$131,719,120	$–	$6,533,621,990
Liabilities Table
Other Financial Instruments+
Futures	$(612,311)	$–	$–	$(612,311)
Total Liabilities	$(612,311)	$–	$–	$(612,311)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2019, the following futures contracts were outstanding for Voya U.S. Stock Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	444	12/20/19	$66,122,700	$(612,311)
			$66,122,700	$(612,311)

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $4,340,805,518.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$2,374,374,787
Gross Unrealized Depreciation	(182,170,626)
Net Unrealized Appreciation	$2,192,204,161